UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22856

Goldman Sachs MLP Income Opportunities Fund

Goldman Sachs MLP and Energy Renaissance Fund

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: November 30

Date of reporting period: February 28, 2015

Item 1.	Schedule of Investments.

GOLDMAN SACHS MLP AND ENERGY RENAISSANCE FUND

Schedule of Investments

February 28, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 136.1%
Coal – 0.7%
501,000	Foresight Energy LP	$ 8,441,850

Diversified Midstream – 29.2%
3,250,000	Energy Transfer Partners LP	193,310,000
1,674,700	Targa Resources Partners LP	73,385,354
1,284,745	Williams Partners LP	65,701,859

		332,397,213

Exploration and Production – 7.3%
3,156,700	Crescent Point Energy Corp.	77,901,124
720,000	New Source Energy Partners LP	5,738,400

		83,639,524

General Partner – 0.7%
150,200	Alliance Holdings GP, LP	7,893,010

Liquids, Pipelines & Terminalling – 32.0%
421,031	Arc Logistics Partners LP (PIPE)(b)	7,069,110
1,145,700	Buckeye Partners LP	89,066,718
470,517	CrossAmerica Partners LP	16,119,912
609,314	Global Partners LP	24,220,232
1,950,000	JP Energy Partners LP(a)	28,333,500
2,115,869	NuStar Energy LP	133,384,382
590,132	PBF Logistics LP	14,422,826
627,907	Rose Rock Midstream LP	29,122,327
527,520	Sprague Resources LP(a)	12,850,387
269,893	TransMontaigne Partners LP	9,605,492

		364,194,886

Marine Transportation and Services – 9.7%
1,690,022	Capital Product Partners LP	15,717,205
188,950	Golar LNG Partners LP	4,933,484
1,000,000	Navios Maritime Midstream Partners LP(a)	14,340,000
3,448,563	Teekay Offshore Partners LP	75,661,472

		110,652,161

Natural Gas and NGL Infrastructure – 30.5%
1,471,501	Antero Midstream Partners LP	38,259,026
1,340,279	Atlas Pipeline Partners LP	35,691,630
758,239	Crestwood Midstream Partners LP	11,358,420
1,286,300	DCP Midstream Partners LP	51,194,740
950,000	EnLink Midstream Partners LP	25,517,000
30,897	MarkWest Energy Partners LP	2,006,760
1,408,221	ONEOK Partners LP	58,849,556
1,453,812	QEP Midstream Partners LP(a)	23,697,136
4,022,555	Regency Energy Partners LP	98,110,116
135,000	USA Compression Partners LP	2,635,200

		347,319,584

Shares	Description	Value
Common Stocks – (continued)
Offshore Oilfield Services – 5.3%
3,341,000	Seadrill Partners LLC	$ 51,150,710
645,300	Transocean Partners LLC	8,834,157

		59,984,867

Other – 17.1%
796,984	Compressco Partners LP	13,684,215
1,113,436	CVR Refining LP	21,667,465
1,574,000	Emerge Energy Services LP(a)	84,996,000
227,340	Hi-Crush Partners LP	8,272,903
2,569,641	Northern Tier Energy LP	63,084,686
182,049	OCI Partners LP	3,276,882

		194,982,151

Retail Propane – 3.6%
824,628	AmeriGas Partners LP	40,596,437

TOTAL COMMON STOCKS		$1,550,101,683

Investment Company(a) – 2.2%
25,289,635	Goldman Sachs Financial Square Government Fund - Institutional Shares	$ 25,289,635

TOTAL INVESTMENTS – 138.3%		$1,575,391,318

BORROWINGS – (38.2)%		$(435,000,000)

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.01)%		$ (1,152,661)

NET ASSETS – 100.0%		$1,139,238,657

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer/Fund.

(b)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. See additional details below:

	Acquisition
Restricted Security	Date	Cost

Arc Logistics Partners LP (PIPE)	02/19/15	$7,157,527

Investment Abbreviations:
GP	— General Partnership
LLC	— Limited Liability Company
LP	— Limited Partnership
PIPE	— Private Investment in Public Equity

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MLP AND ENERGY RENAISSANCE FUND

Schedule of Investments (continued)

February 28, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At February 28, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,766,597,854

Gross unrealized gain	85,944,617
Gross unrealized loss	(277,151,153)

Net unrealized security loss	$(191,206,536)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MLP INCOME OPPORTUNITIES FUND

Schedule of Investments

February 28, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 131.7%
Coal – 3.0%
280,490	Alliance Resource Partners LP	$ 11,093,380
756,380	Foresight Energy LP	12,745,003

		23,838,383

Diversified Midstream – 23.9%
2,739,281	CorEnergy Infrastructure Trust, Inc.	18,407,968
734,950	Energy Transfer Partners LP	43,714,826
1,070,850	NGL Energy Partners LP	32,682,342
909,673	Targa Resources Partners LP	39,861,871
1,067,673	Williams Partners LP	54,600,797

		189,267,804

Exploration and Production – 0.7%
730,118	New Source Energy Partners LP	5,819,040

General Partner – 7.5%
586,115	Alliance Holdings GP LP	30,800,343
284,950	Targa Resources Corp.	28,375,321

		59,175,664

Liquids, Pipelines & Terminalling – 29.0%
284,851	Arc Logistics Partners LP (PIPE)(a)	4,782,648
342,250	Buckeye Partners LP	26,606,515
1,025,948	CrossAmerica Partners LP(b)	35,148,979
210,000	Genesis Energy LP	9,660,000
231,535	Magellan Midstream Partners LP	19,032,177
595,480	NuStar Energy LP	37,539,059
847,450	Plains All American Pipeline LP	42,279,281
818,614	Sprague Resources LP(b)	19,941,437
153,500	Sunoco LP	7,917,530
453,550	Tesoro Logistics LP	26,042,841

		228,950,467

Marine Transportation and Services – 19.5%
1,084,000	Capital Product Partners LP	10,081,200
895,079	Dynagas LNG Partners LP	17,883,678
807,450	Golar LNG Partners LP	21,082,520
2,395,485	Hoegh LNG Partners LP(b)	53,778,638
535,000	KNOT Offshore Partners LP	12,010,750
1,777,950	Teekay Offshore Partners LP	39,008,223

		153,845,009

Natural Gas and NGL Infrastructure – 28.2%
1,185,999	American Midstream Partners LP (PIPE)(a)(b)	21,739,362
926,300	Atlas Pipeline Partners LP	24,667,369
1,201,572	Crestwood Midstream Partners LP	17,999,548
766,400	DCP Midstream Partners LP	30,502,720
787,283	ONEOK Partners LP	32,900,557
1,248,992	Regency Energy Partners LP	30,462,915

Shares	Description	Value
Common Stocks – (continued)
Natural Gas and NGL Infrastructure – (continued)
403,139	Rice Midstream Partners LP	$ 5,966,457
642,390	Summit Midstream Partners LP	23,171,007
824,600	USA Compression Partners LP	16,096,192
279,850	Western Gas Partners LP	19,471,963

		222,978,090

Offshore Oilfield Services – 1.6%
800,000	Seadrill Partners LLC	12,248,000

Other – 14.8%
2,398,350	Compressco Partners LP(b)	41,179,670
419,917	CVR Refining LP	8,171,585
471,250	Emerge Energy Services LP	25,447,500
77,678	Hi-Crush Partners LP	2,826,702
1,089,636	Northern Tier Energy LP	26,750,564
695,704	OCI Partners LP	12,522,672

		116,898,693

Retail Propane – 3.5%
560,566	AmeriGas Partners LP	27,596,664

TOTAL COMMON STOCKS		$1,040,617,814

BORROWINGS – (34.9)%		$(276,000,000)

OTHER ASSETS AND OTHER LIABILITIES – 3.2%		25,736,449

NET ASSETS – 100.0%		$ 790,354,263

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. See additional details below:

Restricted Security	Acquisition Date	Cost

Arc Logistics Partners LP (PIPE)	02/19/15	$4,842,467

(b)	Represents an Affiliated Issuer.

Investment Abbreviations:
GP	— General Partnership
LP	— Limited Partnership
PIPE	— Private Investment in Public Equity

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MLP INCOME OPPORTUNITIES FUND

Schedule of Investments (continued)

February 28, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At February 28, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$991,996,993

Gross unrealized gain	172,819,129
Gross unrealized loss	(124,198,308)

Net unrealized security gain	$48,620,821

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CLOSED - END FUNDS

Schedule of Investments (continued)

February 28, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the investment adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Subordinated Units and Private Investments — Subordinated units and private investments in public equities (“PIPEs”) are valued the same as other equity securities as noted above. A Liquidity Value Adjustment (LVA) may be applied to securities which are subject to transfer restrictions or which convert publicly traded securities in the future when certain conditions are met. Subordinated units and PIPEs are classified as Level 2 until such time as the transfer restriction is removed.

Investments in Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy.

The Goldman Sachs Financial Square Government Fund may invest in debt securities which are valued daily on the basis of quotations supplied by dealers, if market quotations are readily available, or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular

GOLDMAN SACHS CLOSED - END FUNDS

Schedule of Investments (continued)

February 28, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of February 28, 2015:

GOLDMAN SACHS MLP AND ENERGY RENAISSANCE FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stocks(a)
MLP’s			—
Europe	$81,207,915	$—	$—
North America	1,375,089,377	7,069,110	—
Corporations			—
Europe	8,834,157	—	—
North America	77,901,124	—	—
Investment Company	25,289,635	—	—
Total	$1,568,322,208	$7,069,110	$—

GOLDMAN SACHS MLP INCOME OPPORTUNITIES FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stocks(a)
MLP’s
Europe	$52,223,628	$—	$—
North America	965,203,570	4,782,648	—
Corporations
Europe	—	—	—
North America	18,407,968	—	—
Total	$1,035,835,166	$4,782,648	$—

(a)	Amounts disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Leverage Risk — The use of leverage creates an opportunity for increased net investment income dividends, but also creates risks for the investors. There is no assurance that each Fund’s intended leveraging strategy will be successful. Leverage involves risks and special considerations, including the likelihood of greater volatility of NAV, market price and dividend rate than a comparable portfolio without leverage; the risk that fluctuations in interest rates on borrowings and short-term debt or in the interest or dividend rates on any leverage that a Fund must pay will reduce the Fund’s return; the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV than if the Fund was not leveraged, which may result in a greater decline in the market price; the investment advisory fees payable to the Investment Adviser will be higher than if the Fund did not use financial leverage; and that leverage may increase operating costs, which may reduce total return.

Liquidity Risk — The Funds may make investments, including MLPs, that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value.

Market and Credit Risks — An investment in a Fund represents an indirect investment in the securities owned by the Fund, a significant portion of which are traded on a national securities exchange. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Each Fund will utilize leverage, which magnifies the market risk. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

GOLDMAN SACHS CLOSED - END FUNDS

Schedule of Investments (continued)

February 28, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market Discount Risk — Shares of closed-end investment companies frequently trade at a discount from their NAV. This characteristic is a risk separate and distinct from the risk that a Fund’s NAV could decrease as a result of its investment activities and may be greater for investors expecting to sell their shares in a relatively short period of time following completion of the Fund’s initial offering. Although the value of a Fund’s net assets is generally considered by market participants in determining whether to purchase or sell shares, whether investors will realize gains or losses upon the sale of their shares will depend entirely upon whether the market price of the shares at the time of sale is above or below the investor’s adjusted tax cost basis for the shares. Because the market price of the shares will be determined by factors such as (i) NAV, (ii) dividend and distribution levels and their stability (which will in turn be affected by levels of dividend and interest payments by a Fund’s portfolio holdings, the timing and success of the Fund’s investment strategies, regulations affecting the timing and character of Fund distributions, Fund expenses and other factors), (iii) supply of and demand for the shares, (iv) trading volume of the shares, (v) general market, interest rate and economic conditions and (vi) other factors that may be beyond the control of the Fund. A Fund cannot predict whether the shares will trade at, below or above NAV or at, below or above the initial public offering price.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Non-Diversification Risk — Each Fund is non-diversified, meaning that each is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Private Investment Risk — The Funds may invest in PIPE securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company’s common stock. In a PIPE transaction, the Funds may bear the price risk from the time of pricing until the time of closing. Equity issued in this manner is often subject to transfer restrictions and is therefore less liquid than equity issued through a registered public offering. The Funds may be subject to lock-up agreements that prohibit transfers for a fixed period of time. In addition, because the sale of the securities in a PIPE transaction is not registered under the Securities Act, the securities are “restricted” and cannot be immediately resold into the public markets. The ability of the Funds to freely transfer restricted shares is conditioned upon, among other things, the SEC’s preparedness to declare the resale registration statement effective and the issuer’s right to suspend the Fund’s use of the resale registration statement if the issuer is pursuing a transaction or some other material non-public event is occurring. Accordingly, PIPE securities may be subject to risks associated with illiquid securities.

Portfolio Concentration Risk — Each Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Strategy Risk — Each Fund’s strategy of investing primarily in MLPs, resulting in its being taxed as a corporation, or “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively new investment strategy for funds. This strategy involves complicated accounting, tax and valuation issues. Volatility in the NAV may be experienced because of the use of estimates at various times during a given year that may result in unexpected and potentially significant consequences for the Funds and their shareholders.

Tax Risks — Tax risks associated with investments in a Fund include, but are not limited to the following:

Fund Structure Risk. Unlike traditional mutual funds that are structured as regulated investment companies for U.S. federal income tax purposes, the Funds will be taxable as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. This means the Funds generally will be subject to U.S. federal income tax on their taxable income at the rates applicable to corporations (currently a maximum rate of 35%), and will also be subject to state and local income taxes.

MLP Tax Risk. MLPs are generally treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of the Funds’ investment in the MLP and lower income to each Fund.

To the extent a distribution received by a Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP will be reduced, which may increase the Fund’s tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.

GOLDMAN SACHS CLOSED - END FUNDS

Schedule of Investments (continued)

February 28, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Tax Estimation/NAV Risk. In calculating a Fund’s NAV, the Fund will, among other things, include its current taxes and deferred tax liability and/or asset balances and related valuation balances, if any. A Fund may accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Funds on interests of MLPs considered to be return of capital and for any net operating gains. Any deferred tax liability balance will reduce a Fund’s NAV which could have an effect on the market price of the shares. The Funds may also record a deferred tax asset balance, which reflects an estimate of a Fund’s future tax benefit associated with net operating losses and/or unrealized losses. Any deferred tax asset balance will increase a Fund’s NAV to the extent it exceeds any valuation allowance, which could have an effect on the market price of the shares. Each Fund will rely to some extent on information provided by MLPs, which may not be provided to the Funds on a timely basis, to estimate current and deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. The daily estimate of a Fund’s current and deferred tax liability and/or asset balances used to calculate each Fund’s NAV could vary significantly from the Fund’s actual tax liability or benefit, and, as a result, the determination of the Fund’s actual tax liability or benefit may have a material impact on the Fund’s NAV. From time to time, a Fund may modify its estimates or assumptions regarding its current and deferred tax liability and/or asset balances as new information becomes available, which modifications in estimates or assumptions may have a material impact on the Fund’s NAV.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs MLP Income Opportunities Fund and Goldman Sachs MLP and Energy Renaissance Fund

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date April 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date April 28, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date April 28, 2015

*	Print the name and title of each signing officer under his or her signature.